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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05128

                         THE SWISS HELVETIA FUND, INC.
                    1270 Avenue of the Americas, Suite 400
                           New York, New York 10020
                                1-888-SWISS-00

                       Rodolphe E. Hottinger, President
                               Hottinger et Cie
                              3 Place des Bergues
                                   C.P. 395
                                CH-1201 Geneva
                                  Switzerland

                  Date of fiscal year end: December 31, 2006

          Date of reporting period: July 1, 2006 - September 30, 2006

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Item 1. Schedule of Investments.


                    THE SWISS HELVETIA FUND, INC.
------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)            SEPTEMBER 30, 2006

                                                                     PERCENT
 NO. OF                                                              OF NET
 SHARES                  SECURITY                   VALUE            ASSETS
----------------------------------------------------------------------------
COMMON STOCKS - 96.76%

BANKS - 15.61%

      530 BANK SARASIN & CIE AG
          REGISTERED SHARES                      $ 1,559,632           0.31%
          Offers private banking, asset
          management, investment advisory,
          and institutional banking services.
          (Cost $1,184,730)

  428,000 CREDIT SUISSE GROUP/2/
          REGISTERED SHARES                       24,694,605           4.93%
          A global diversified financial service
          company with large activity in private
          banking, investment banking, asset
          management and insurance service.
          (Cost $14,071,733)

  870,000 UBS AG/2/
          REGISTERED SHARES                       51,896,806          10.37%
          A global diversified financial service
          company with large activity in private
          banking, investment banking, and
          asset management.
          (Cost $7,403,841)
                                                 -----------          -----
                                                  78,151,043          15.61%
BASIC RESOURCES - 2.66%

  101,136 PRECIOUS WOODS HOLDING AG/1/
          REGISTERED SHARES                        7,258,854           1.45%
          Through subsidiaries, manages
          tropical forests using ecologically
          sustainable forest management
          methods. Harvests tropical trees and
          processes them into lumber.
          (Cost $9,076,879)

  103,960 SCHMOLZ AND BICKENBACH AG
          REGISTERED SHARES                        6,039,703           1.21%
          Manufactures industrial and
          construction steel.
          (Cost $3,313,494)
                                                 -----------          -----
                                                  13,298,557           2.66%

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BIOTECHNOLOGY - 6.56%

   40,731 ACTELION LTD./1/
          REGISTERED SHARES                         5,827,299      1.16%
          Biotechnology company that
          develops and markets synthetic
          small-molecule drugs against
          diseases related to the
          endothelium.
          (Cost $4,035,704)

  126,200 BASILEA PHARMACEUTICA/1, 2/
          REGISTERED SHARES                        19,927,110      3.98%
          Conducts research into the
          development of drugs for the
          treatment of infectious diseases
          and dermatological problems.
          (Cost $16,683,171)

   48,453 SPEEDEL HOLDING AG/1/
          REGISTERED SHARES                         7,086,630      1.42%
          Researches and develops
          therapies for cardiovascular and
          metabolic diseases
          (Cost $6,068,480)
                                                   ----------      ----
                                                   32,841,039      6.56%

CHEMICALS - 3.59%

    5,220 SIKA AG
          BEARER SHARES                             6,556,483      1.31%
          Leading producer of construction
          chemicals.
          (Cost $2,806,198)

   75,931 SYNGENTA AG
          REGISTERED SHARES                        11,420,381      2.28%
          Produces herbicides, insecticides
          and fungicides, and seeds for field
          crops, vegetables, and flowers.
          (Cost $4,167,564)
                                                   ----------      ----
                                                   17,976,864      3.59%

FINANCIAL SERVICES - 2.43%

   50,000 EFG INTERNATIONAL/1/
          REGISTERED SHARES                         1,638,821      0.33%
          Holding company of EFG Bank.
          The Bank offers private banking
          and asset management services.
          (Cost $1,565,336)

   84,600 JULIUS BAER HOLDING AG
          REGISTERED SHARES                         8,426,604      1.68%
          Offers private banking,
          institutional asset management,
          mutual fund, securities brokerage,
          and corporate finance services.
          (Cost $7,769,430)

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     30,227 OZ HOLDING AG
            BEARER SHARES                             2,091,147       0.42%
            Provides brokerage and banking
            services, specializing in futures
            and options.
            (Cost $2,263,780)
                                                     ----------      -----
                                                     12,156,572       2.43%

FOOD & BEVERAGES - 14.70%

        340 LINDT & SPRUNGLI AG
            REGISTERED SHARES                         8,080,067       1.61%
            Major manufacturer of premium
            Swiss chocolates.
            (Cost $1,977,813)

    188,500 NESTLE SA/2/
            REGISTERED SHARES                        65,541,688      13.09%
            Largest food and beverage
            processing company in the world.
            (Cost $11,110,815)
                                                     ----------      -----
                                                     73,621,755      14.70%

INDUSTRIAL GOODS & SERVICES - 5.21%

    467,457 ABB LTD.
            REGISTERED SHARES                         6,132,356       1.23%
            The holding company for ABB
            Group which is one of the largest
            electrical engineering firms in the
            world.
            (Cost $3,109,639)

    232,000 ADECCO SA
            REGISTERED SHARES                        13,959,408       2.79%
            Leading personnel and temporary
            employment company.
            (Cost $12,120,878)

      1,141 BELIMO HOLDING AG
            REGISTERED SHARES                           918,114       0.18%
            World market leader in damper
            and volume control actuators for
            ventilation and air-conditioning
            equipment.
            (Cost $231,391)

      8,440 INFICON HOLDING AG
            REGISTERED SHARES                         1,117,301       0.22%
            Manufactures and markets
            vacuum instruments used to
            monitor and control production
            processes. Manufactures on-site
            chemical detection and monitoring
            system.
            (Cost $762,355)

      4,946 SULZER AG
            REGISTERED SHARES                         3,930,531       0.79%
            Manufactures and sells surface
            coatings, pumps, and process
            engineering equipment.
            (Cost $1,609,155)
                                                     ----------      -----
                                                     26,057,710       5.21%

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INSURANCE - 7.64%

    103,000 SWISS LIFE HOLDING/2/
            REGISTERED SHARES                          24,026,078       4.80%
            Offers financial services including
            life and property insurance,
            institutional investment
            management, and private banking
            services.
            (Cost $19,830,574)

     58,000 ZURICH FINANCIAL SERVICES AG/2/
            REGISTERED SHARES                          14,211,492       2.84%
            Offers property, accident, health,
            automobile, liability, financial risk
            and life insurance and retirement
            products.
            (Cost $9,705,686)
                                                       ----------      -----
                                                       38,237,570       7.64%

MEDICAL TECHNOLOGY - 0.41%

     32,205 PHONAK HOLDING AG
            REGISTERED SHARES                           2,031,513       0.41%
            Designs and produces analog and
            digital hearing aids.
            (Cost $1,100,139)
                                                       ----------      -----
                                                        2,031,513       0.41%

PERSONAL & HOUSEHOLD GOODS - 1.21%

    100,084 COMPAGNIE FINANCIERE
            RICHEMONT AG, CLASS A
            BEARER SHARES                               4,804,862       0.96%
            Manufactures and retails luxury
            goods through subsidiaries.
            Produces jewelry, watches, leather
            goods, writing instruments, and
            mens' and womens' wear.
            (Cost $3,328,765)

      6,367 SWATCH GROUP AG
            BEARER SHARES                               1,226,737       0.25%
            Manufactures finished watches,
            movements and components.
            Produces components necessary to
            its eighteen watch brand
            companies. Also operates retail
            boutiques.
            (Cost $859,824)
                                                       ----------      -----
                                                        6,031,599       1.21%

PHARMACEUTICALS - 26.01%

  1,076,000 NOVARTIS AG/2/
            REGISTERED SHARES                          62,640,456      12.51%
            One of the leading manufacturers
            of branded and generic
            pharmaceutical products. The
            company also manufactures
            nutrition products.
            (Cost $12,415,546)

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  392,000 ROCHE HOLDING AG/2/
          DIVIDEND RIGHTS CERTIFICATES               67,586,746       13.50%
          Worldwide pharmaceutical
          company.
          (Cost $7,529,739)
                                                   ------------      ------
                                                    130,227,202       26.01%

RETAILERS - 5.40%

   75,950 GALENICA HOLDING AG/2/
          REGISTERED SHARES                          19,669,654        3.93%
          Manufactures and distributes
          prescription and over-the-
          counter drugs, toiletries and
          hygiene products.
          (Cost $14,745,078)

    3,600 JELMOLI HOLDING AG
          BEARER SHARES                               7,361,059        1.47%
          Owns and operates department
          and retail stores and provides
          mail-order catalog and real
          estate leasing services.
          (Cost $6,678,168)
                                                   ------------      ------
                                                     27,030,713        5.40%

TECHNOLOGY - 0.77%

   62,213 ADVANCED DIGITAL BROADCAST HOLDING/1/
          REGISTERED SHARES                           3,869,862        0.77%
          Develops equipment and
          systems to view and interact
          with digital TV broadcast
          through cable, satellite, and
          telecommunication networks.
          (Cost $4,464,413)
                                                   ------------      ------
                                                      3,869,862        0.77%

UTILITY SUPPLIERS - 4.56%

  214,450 BKW FMB ENERGIE AG/2/
          REGISTERED SHARES                          20,864,389        4.17%
          Produces electricity using
          nuclear, hydroelectric, solar,
          biomass and wind energy. (Cost
          $11,699,646)

    7,000 CENTRALSCHWEIZERISCHE KRAFTWERKE
          REGISTERED SHARES                           1,928,705        0.39%
          Supplies electric power,
          operates and maintains
          distribution network facilities,
          constructs and installs
          equipment, and offers
          consulting services to its
          clients.
          (Cost $1,161,341)
                                                   ------------      ------
                                                     22,793,094        4.56%

          TOTAL COMMON STOCKS
          (Cost $204,851,305)*                     $484,325,093       96.76%

          OTHER ASSETS LESS OTHER LIABILITIES, NET   16,230,571        3.24%
                                                   ------------      ------
          NET ASSETS                               $500,555,664      100.00%
                                                   ============      ======
--------
/1/ NON-INCOME PRODUCING SECURITY.
/2/ ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION      $282,058,998
GROSS UNREALIZED DEPRECIATION        (2,585,210)
                                   ------------
NET UNREALIZED APPRECIATION        $279,473,788
                                   ============

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:   /s/ Rodolphe E. Hottinger
      -----------------------------------
      Rodolphe E. Hottinger, Chief Executive Officer

Date: 11/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Rodolphe E. Hottinger
      ----------------------------------
      Rodolphe E. Hottinger, Chief Executive Officer

Date: 11/24/06

By:   /s/ Rudolf Millisits
      ----------------------------------
      Rudolf Millisits, Chief Financial Officer

Date: 11/22/06